Earnings Per Share (Details 1) (Employee Stock Option [Member], Warrant [Member])	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Employee Stock Option [Member] | Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock options and warrants	750,000	1,201,925	20,548	1,126,925